Average Annual Total Returns - Invesco DWA Basic Materials Momentum ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	Dorsey Wright® Basic Materials Technical Leaders Index (reflects no deduction for fees, expenses or taxes) 1Year		Dorsey Wright® Basic Materials Technical Leaders Index (reflects no deduction for fees, expenses or taxes) 5Years		Dorsey Wright® Basic Materials Technical Leaders Index (reflects no deduction for fees, expenses or taxes) 10Years	Blended - Dorsey Wright® Basic Materials Technical Leaders Index (reflects no deduction for fees, expenses or taxes) 1Year		Blended - Dorsey Wright® Basic Materials Technical Leaders Index (reflects no deduction for fees, expenses or taxes) 5Years		Blended - Dorsey Wright® Basic Materials Technical Leaders Index (reflects no deduction for fees, expenses or taxes) 10Years		S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Oct. 12, 2006	15.43%	9.25%	8.56%	15.01%	8.96%	8.28%	9.26%	7.26%	6.95%	16.17%	[1]	9.99%	[1]	[1]	16.17%	[2]	9.99%	[2]	9.31%	[2]	20.73%	13.14%	9.00%

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of March 18, 2013.
[2]	The “Blended-Dorsey Wright® Basic Materials Technical Leaders Index” reflects the performance of the Dynamic Basic Materials Sector Intellidex® Index, the former underlying index, prior to February 19, 2014, and the Underlying Index thereafter.